VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—0.8%
U.S. Treasury Notes
0.125%, 5/31/22	$19,155	$19,161
0.250%, 5/31/25	17,675	17,378
0.625%, 12/31/27	15,150	14,646
Total U.S. Government Securities (Identified Cost $51,802)		51,185

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,345	4,564
Total Municipal Bond (Identified Cost $4,073)		4,564

Foreign Government Securities—4.3%
Arab Republic of Egypt
144A 5.750%, 5/29/24(1)	1,000	1,064
144A 5.875%, 6/11/25(1)(2)	5,315	5,668
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	2,037
RegS 7.750%, 10/13/19(3)(4)	9,851	1,010
Dominican Republic
144A 6.875%, 1/29/26(1)	5,405	6,262
144A 5.950%, 1/25/27(1)	9,005	10,126
Federal Republic of Brazil
2.875%, 6/6/25	300	308
4.625%, 1/13/28	8,370	9,042
Kingdom of Saudi Arabia
144A 4.000%, 4/17/25(1)	15,800	17,439
144A 3.250%, 10/26/26(1)	10,800	11,764
Mongolia Government International Bond 144A 3.500%, 7/7/27(1)	1,800	1,769
Republic of Angola 144A 9.500%, 11/12/25(1)	6,400	7,000
Republic of Argentina 0.125%, 7/9/41(5)	12,080	4,307
Republic of Argentine 0.125%, 7/9/30(5)	15,215	5,450
Republic of Colombia
4.000%, 2/26/24	5,800	6,143
4.500%, 1/28/26	9,900	10,806
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	4,625	5,088
Republic of Ecuador 144A 0.500%, 7/31/30(1)(5)	4,755	4,054
Republic of Egypt 144A 7.500%, 1/31/27(1)	6,075	6,819
Republic of Ghana 144A 7.875%, 3/26/27(1)(2)	6,650	7,024
	Par Value	Value

Foreign Government Securities—continued
Republic of Indonesia
144A 3.375%, 4/15/23(1)	$11,800	$12,386
144A 5.875%, 1/15/24(1)	14,420	16,274
144A 4.125%, 1/15/25(1)	9,765	10,776
144A 4.750%, 1/8/26(1)	14,300	16,323
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	1,830	2,125
Republic of Kenya 144A 7.000%, 5/22/27(1)(2)	7,000	7,681
Republic of Nigeria 144A 6.500%, 11/28/27(1)	6,690	7,091
Republic of Pakistan
144A 8.250%, 9/30/25(1)	3,165	3,501
144A 6.875%, 12/5/27(1)	3,615	3,752
Republic of Panama 3.875%, 3/17/28	8,650	9,485
Republic of Qatar 144A 3.250%, 6/2/26(1)	4,500	4,924
Republic of South Africa 4.850%, 9/27/27	9,495	10,195
Republic of Turkey
6.350%, 8/10/24	12,350	12,949
7.375%, 2/5/25	4,510	4,875
Sultanate of Oman
144A 4.875%, 2/1/25(1)	3,300	3,454
144A 5.625%, 1/17/28(1)	10,100	10,606
Ukraine Government 144A 7.750%, 9/1/25(1)	14,650	16,034
United Mexican States 4.150%, 3/28/27(2)	4,500	5,085
Total Foreign Government Securities (Identified Cost $295,800)		280,696

Mortgage-Backed Securities—27.3%
Agency—0.9%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	1,542	1,639
Pool #AO5149 3.000%, 6/1/27	184	193
Pool #AS5927 3.000%, 10/1/30	6,810	7,193
Pool #AZ4794 3.000%, 10/1/30	12,538	13,263
Pool #890710 3.000%, 2/1/31	4,605	4,866
Pool #254549 6.000%, 12/1/32	14	17
Pool #695237 5.500%, 2/1/33	14	15
Pool #773385 5.500%, 5/1/34	82	94
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #725762 6.000%, 8/1/34	$76	$90
Pool #806318 5.500%, 11/1/34	122	136
Pool #806328 5.500%, 11/1/34	109	121
Pool #800267 5.500%, 12/1/34	22	25
Pool #808018 5.500%, 1/1/35	84	98
Pool #941322 6.000%, 7/1/37	6	7
Pool #889578 6.000%, 4/1/38	47	56
Pool #AC6992 5.000%, 12/1/39	1,305	1,496
Pool #AD3841 4.500%, 4/1/40	1,811	1,998
Pool #AD4224 5.000%, 8/1/40	1,667	1,875
Pool #AE4799 4.000%, 10/1/40	24	26
Pool #AH4009 4.000%, 3/1/41	1,995	2,193
Pool #AI2472 4.500%, 5/1/41	1,273	1,404
Pool #AS6515 4.000%, 1/1/46	3,164	3,426
Pool #AS9393 4.000%, 4/1/47	2,149	2,306
Pool #CA4978 3.000%, 1/1/50	13,680	14,295
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	10	11
		56,843

Non-Agency—26.4%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.15%) 144A 1.274%, 3/15/35(1)(5)	2,823	2,825
Adjustable Rate Mortgage Trust 2005-1, 3A1 2.708%, 5/25/35(5)	1,192	1,201
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(5)	9,837	9,827
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	5,482	5,519
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	19,937	21,225
2015-SFR1, A 144A 3.467%, 4/17/52(1)	10,806	11,462
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/26(1)(6)	4,535	4,535
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,627	8,740
2020-SFR1, B 144A 2.120%, 4/17/37(1)	6,739	6,802
	Par Value	Value

Non-Agency—continued
2020-SFR2, D 144A 3.282%, 7/17/37(1)	$1,680	$1,732
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	4,365
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	1,598	1,608
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	2,382	2,410
Angel Oak Mortgage Trust LLC
2019-3, A1 144A 2.930%, 5/25/59(1)(5)	3,114	3,129
2020-6, A1 144A 1.261%, 5/25/65(1)(5)	4,900	4,913
2020-4, A1 144A 1.469%, 6/25/65(1)(5)	11,924	11,993
2021-2, A1 144A 0.985%, 4/25/66(1)(5)	3,379	3,376
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(5)	22,505	22,533
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	7,600	7,737
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	7,368	7,493
Banc of America Funding Trust
2004-B, 2A1 2.648%, 11/20/34(5)	134	144
2004-D, 5A1 2.791%, 1/25/35(5)	1,523	1,565
2005-1, 1A1 5.500%, 2/25/35	187	193
2006-2, 3A1 6.000%, 3/25/36	774	786
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	3,962	4,065
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	8,508
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	1,471	1,492
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	6,137
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	5,822	6,109
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.795%, 3/15/37(1)(5)	5,490	5,456
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 2/15/29(1)(5)	1,975	1,975
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 1/25/24(1)(5)	8,747	8,749
2019-NQM1, A1 144A 2.666%, 7/25/59(1)(5)	5,161	5,207
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	4,047	4,107
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 10/15/36(1)(5)	7,057	7,063

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-BXLP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 12/15/36(1)(5)	$8,797	$8,797
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 1.093%, 5/15/35(1)(5)	19,910	19,928
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	5,473
2019-OC11, D 144A 4.075%, 12/9/41(1)(5)	5,615	6,008
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	10,007	10,168
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 1.193%, 6/15/34(1)(5)	17,512	17,523
CHL Mortgage Pass-Through Trust 2004-6, 1A2 2.076%, 5/25/34(5)	356	358
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	8,721	9,075
Citigroup Mortgage Loan Trust 2013-A, A 144A 3.000%, 5/25/42(1)(5)	3,877	3,887
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	5,295	5,613
2014-A, A 144A 4.000%, 1/25/35(1)(5)	2,499	2,630
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	1,464	1,506
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(5)	1,434	1,448
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	252	255
2020-EXP1, A1B 144A 1.804%, 5/25/60(1)(5)	6,775	6,804
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	8,402	8,662
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	10,087	10,464
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(1)(5)	9,027	9,025
2021-3R, A2 144A 1.257%, 12/25/64(1)(5)	2,097	2,097
COLT Mortgage Loan Trust Funding LLC
2020-1, A1 144A 2.488%, 2/25/50(1)(5)	6,397	6,437
2020-1R, A1 144A 1.255%, 9/25/65(1)(5)	2,563	2,572
2020-2R, A1 144A 1.325%, 10/26/65(1)(5)	3,571	3,578
2021-2R, A1 144A 0.798%, 7/27/54(1)(5)	6,013	6,010
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(5)	15,067	15,051
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(5)	11,342	11,411
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	719	720
	Par Value	Value

Non-Agency—continued
2020-4, A 144A 1.174%, 12/15/52(1)	$16,576	$16,402
2018-2, A 144A 4.026%, 11/15/52(1)	5,719	6,009
2020-1, A1 144A 1.832%, 3/15/50(1)	21,112	21,447
2020-3, A 144A 1.358%, 8/15/53(1)	7,638	7,565
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.562%, 1/25/34(5)	1,410	1,429
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.98%) 144A 1.053%, 5/15/36(1)(5)	27,050	27,122
Credit Suisse Mortgage Capital Trust
2021-RPL3, A1 144A 2.000%, 1/25/60(1)(5)	4,586	4,650
2013-HYB1, A16 144A 2.924%, 4/25/43(1)(5)	269	273
2014-IVR2, A2 144A 3.813%, 4/25/44(1)(5)	3,182	3,251
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	17,962	18,414
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(5)	7,992	8,043
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(5)	4,163	4,153
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(5)	14,767	14,727
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(5)	10,117	10,119
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(1)(5)	6,579	6,834
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	3,911	3,973
2020-1, A1 144A 2.006%, 5/25/65(1)(5)	6,301	6,377
2020-2, A1 144A 1.178%, 10/25/65(1)(5)	12,353	12,376
2021-1, A2 144A 1.003%, 2/25/66(1)(5)	2,702	2,695
2021-2, A1 144A 0.931%, 6/25/66(1)(5)	9,919	9,895
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 1.775%, 7/15/38(1)(5)	3,120	3,120
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	7,020	7,032
2021-SFR1, D 144A 2.189%, 8/17/28(1)	18,405	18,405
2020-SFR2, A 144A 1.266%, 10/19/37(1)	6,680	6,669
2020-SFR2, B 144A 1.567%, 10/19/37(1)	21,440	21,306
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	3,691	3,738
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	2,795	2,836

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	$732	$735
2019-2, A52 144A 3.500%, 6/25/59(1)(5)	11,385	11,584
2019-H1, A1 144A 2.657%, 10/25/59(1)(5)	2,624	2,669
2020-H1, A1 144A 2.310%, 1/25/60(1)(5)	11,871	12,085
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(5)	6,005	6,026
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(5)	5,545	5,617
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 2/15/38(1)(5)	5,700	5,707
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	12,721	12,861
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 2.073%, 11/15/37(1)(5)	8,285	8,327
2020-GC45, AS 3.173%, 2/13/53(5)	4,075	4,383
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	22,186
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	6,803	6,752
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	11,266	11,453
2019-3, A1 144A 2.675%, 11/25/59(1)(5)	6,343	6,399
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.362%, 6/25/29(1)(5)	1,771	1,796
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	2,830	2,890
2014-5, B1 144A 2.910%, 10/25/29(1)(5)	1,882	1,922
2014-5, B2 144A 2.910%, 10/25/29(1)(5)	886	911
2006-A2, 4A1 2.472%, 8/25/34(5)	360	377
2005-A2, 4A1 2.144%, 4/25/35(5)	291	291
2006-A6, 3A3L 2.679%, 10/25/36(5)	418	348
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	1,387	1,406
2015-1, AM1 144A 2.119%, 12/25/44(1)(5)	2,349	2,384
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	6,739	6,869
2015-5, A2 144A 2.462%, 5/25/45(1)(5)	3,004	3,107
2016-SH2, M2 144A 3.708%, 12/25/45(1)(5)	8,352	8,616
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	3,347	3,388
2017-5, A1 144A 3.090%, 10/26/48(1)(5)	12,591	12,920
	Par Value	Value

Non-Agency—continued
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust
2003-AR6, A1 2.554%, 6/25/33(5)	$209	$216
2004-CB1, 2A 5.000%, 6/25/34	631	648
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 1.073%, 12/15/37(1)(5)	2,235	2,234
2021-KDIP, D (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 1.323%, 12/15/37(1)(5)	5,000	4,998
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 0.873%, 5/15/36(1)(5)	5,740	5,744
LHOME Mortgage Trust
2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)	3,767	3,772
2021-RTL1, A1 144A 2.090%, 9/25/26(1)(5)	10,065	10,049
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.206%, 2/25/55(1)(5)	7,335	7,353
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.192%, 4/25/55(1)(5)	10,595	10,608
MetLife Securitization Trust
2017-1A, M1 144A 3.497%, 4/25/55(1)(5)	7,930	8,322
2018-1A, A 144A 3.750%, 3/25/57(1)(5)	10,128	10,555
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	12,465	12,849
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(1)(5)	5,745	5,736
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(5)	5,794	5,798
2021-INV1, A1 144A 0.852%, 1/25/56(1)(5)	3,656	3,640
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	1,983	2,087
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(5)	8,286	8,318
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	12,131	13,072
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C10, A4 4.217%, 7/15/46(5)	2,075	2,189
2013-C13, AS 4.266%, 11/15/46	1,735	1,844
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 0.773%, 11/15/34(1)(5)	11,154	11,158
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 2.118%, 2/25/34(5)	477	503
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.377%, 6/25/44(1)(5)	3,973	4,104

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
MSG III Securitization Trust 2021-1, D (1 month LIBOR + 1.300%, Cap N/A, Floor 1.300%) 144A 1.391%, 6/25/54(1)(5)	$3,000	$3,000
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	13,424	14,331
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	10,253	10,929
2021-NQ2R, A1 144A 0.941%, 9/25/58(1)(5)	10,599	10,599
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	5,352	5,652
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	489	519
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	4,582	4,883
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	4,917	5,213
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	2,788	2,944
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	6,401	6,778
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	3,179	3,399
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	4,115	4,369
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	11,495	12,311
2020-1A, A1B 144A 3.500%, 10/25/59(1)(5)	7,860	8,290
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.142%, 5/25/55(1)(5)	10,855	10,862
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(5)	8,192	8,169
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%, Cap 11.00%, Floor 1.725%) 1.817%, 3/25/35(5)	340	341
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	2,722	2,811
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.742%, 6/25/57(1)(5)	2,398	2,399
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(5)	2,503	2,518
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(5)	3,204	3,265
2021-NQM1, A1 144A 1.072%, 2/25/66(1)(5)	8,129	8,108
Onslow Bay Mortgage Loan Trust 2021-NQM2, A1 144A 1.101%, 5/25/61(1)(5)(6)	8,830	8,829
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(5)	13,222	13,281
2020-2, A1 144A 3.671%, 8/25/25(1)(5)	4,793	4,825
2020-3, A1 144A 2.857%, 9/25/25(1)(5)	14,541	14,618
2020-3, A2 144A 5.071%, 9/25/25(1)(5)	6,164	6,195
	Par Value	Value

Non-Agency—continued
2020-6, A1 144A 2.363%, 11/25/25(1)(5)	$7,779	$7,797
2021-2, A1 144A 2.115%, 3/25/26(1)(5)	3,800	3,807
2021-3, A1 144A 1.867%, 4/25/26(1)(5)	8,910	8,954
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(1)(5)	15,288	15,437
2021-NPL1, A1 144A 2.240%, 9/27/60(1)(5)	9,597	9,595
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	11,175
2020-SFR2, E 144A 5.115%, 6/17/37(1)	3,250	3,436
2021-SFR2, D 144A 2.197%, 4/19/38(1)	11,495	11,475
2021-SFR6, C 144A 1.855%, 7/17/38(1)	3,770	3,771
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,480
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,353
2019-SFR2, A 144A 3.147%, 5/17/36(1)	16,398	16,693
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	10,477
2020-SFR3, A 144A 1.294%, 10/17/27(1)	3,655	3,639
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,430	1,410
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	3,517	3,557
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.242%, 2/25/55(1)(5)	11,350	11,376
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(5)	8,385	8,511
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(5)	10,240	10,263
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	932	920
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(5)	6,000	6,085
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	4,510	4,579
SBA Tower Trust 144A 1.631%, 11/15/26(1)	9,540	9,538
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	2,434	2,436
Sequoia Mortgage Trust 2013-8, B1 3.506%, 6/25/43(5)	2,803	2,856
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(5)	9,252	9,292
2021-1, A1 144A 1.160%, 7/25/61(1)(5)	10,931	10,948
2021-1, A3 144A 1.560%, 7/25/61(1)(5)(6)	5,615	5,615

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(5)	$1,508	$1,527
2020-SH1, A1 144A 2.521%, 1/28/50(1)(5)	3,128	3,173
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(5)	13,603	13,639
Starvest Emerging Markets CBO I
2021-3, A2 144A 1.395%, 6/25/56(1)(5)	4,770	4,770
2021-3, A3 144A 1.518%, 6/25/56(1)(5)	3,965	3,965
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(5)	8,249	8,341
2020-2, A1 144A 2.718%, 4/25/60(1)(5)	8,550	8,655
2020-3, A1 144A 1.486%, 4/25/65(1)(5)	7,130	7,192
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.576%, 10/25/34(5)	2,747	2,838
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2003-34A, 6A 2.464%, 11/25/33(5)	609	604
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	1,227	1,221
Towd Point Mortgage Trust
2016-4, B1 144A 3.860%, 7/25/56(1)(5)	8,095	8,827
2017-2, A2 144A 3.250%, 4/25/57(1)(5)	3,990	4,138
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	8,497	8,776
2018-SJ1, M2 144A 4.750%, 10/25/58(1)(5)	3,000	3,038
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	3,933
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	3,665	3,872
2018-6, A1B 144A 3.750%, 3/25/58(1)(5)	1,705	1,818
2020-MH1, A2 144A 2.500%, 2/25/60(1)(5)	14,281	14,633
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	925	989
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	8,678
Towd Point Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 0.992%, 4/25/48(1)(5)	8,782	8,797
2021-HE1, M1 144A 1.500%, 2/25/63(1)(5)	4,496	4,515
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(1)	10,393	10,427
2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	5,208
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	7,960	8,021
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.754%, 5/10/45(1)(5)	7,206	6,904
	Par Value	Value

Non-Agency—continued
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(5)	$3,997	$4,016
2021-NPL1, A1 144A 2.289%, 12/26/50(1)(5)	10,969	10,998
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(5)	1,600	1,599
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(5)	11,593	11,597
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(5)	11,208	11,208
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(5)	10,143	10,328
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(5)	5,787	5,789
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(5)	13,875	13,876
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(5)	6,681	6,688
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(5)	6,922	6,922
Vericrest Opportunity Loan Trust XCVIII LLC 2021-NPL7, A1 144A 2.116%, 4/25/51(1)(5)	7,696	7,699
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(5)	6,070	6,185
2021-R3, A1 144A 1.020%, 4/25/64(1)(5)	13,788	13,773
2021-2, A1 144A 1.031%, 2/25/66(1)(5)	15,695	15,700
2021-3, A1 144A 1.046%, 6/25/66(1)(5)	16,247	16,246
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	10,957	11,140
2020-1, A1 144A 2.417%, 1/25/60(1)(5)	8,202	8,309
2020-4, A1 144A 1.502%, 5/25/65(1)(5)	18,392	18,498
2021-1, A1 144A 0.815%, 1/25/66(1)(5)	3,146	3,143
2021-R1, A1 144A 0.820%, 10/25/63(1)(5)	13,112	13,101
2021-R2, A1 144A 0.918%, 2/25/64(1)(5)	8,841	8,851
Visio Trust 2021-1R, A1 144A 1.280%, 5/25/56(1)	14,884	14,856
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	7,062
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 2.898%, 10/25/34(5)	207	205

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-4, A1 144A 3.000%, 7/25/50(1)(5)	$4,389	$4,474
		1,704,822

Total Mortgage-Backed Securities (Identified Cost $1,746,454)		1,761,665

Asset-Backed Securities—25.0%
Automobiles—13.1%
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(1)	3,174	3,201
2019-2, A 144A 2.820%, 2/21/23(1)	771	775
2019-2, B 144A 3.630%, 8/21/23(1)	8,030	8,156
2020-A, A 144A 6.000%, 3/20/23(1)	5,554	5,698
2021-1, C 144A 2.080%, 12/20/24(1)	1,465	1,463
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(1)	382	383
2019-1, C 144A 3.500%, 4/14/25(1)	5,029	5,083
2019-2, C 144A 3.170%, 6/12/25(1)	9,524	9,627
2020-4, D 144A 1.770%, 12/14/26(1)	13,725	13,929
2021-1, C 144A 0.830%, 3/15/27(1)	11,335	11,341
2021-2, C 144A 0.970%, 7/13/27(1)	9,785	9,780
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	198	198
2018-1, D 3.820%, 3/18/24	8,090	8,409
2019-1, C 3.360%, 2/18/25	8,800	9,142
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	14,688	14,715
Avid Automobile Receivables Trust
2019-1, C 144A 3.140%, 7/15/26(1)	3,180	3,271
2019-1, D 144A 4.030%, 7/15/26(1)	1,615	1,648
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,322
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	7,205	7,172
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	8,205	8,585
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	8,363
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,980	10,277
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,867
	Par Value	Value

Automobiles—continued
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	$6,500	$6,483
California Republic Auto Receivables Trust 2017-1, B 2.910%, 12/15/22	3,325	3,328
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	2,460	2,462
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	1,983
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	4,140	4,238
CarNow Auto Receivables Trust
2020-1A, B 144A 2.710%, 7/17/23(1)	3,320	3,350
2021-1A, C 144A 2.160%, 2/17/26(1)	3,100	3,112
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,848
2019-1A, E 144A 5.640%, 1/15/26(1)	6,400	6,772
2019-2A, D 144A 3.280%, 1/15/25(1)	8,750	9,041
2019-3A, C 144A 2.710%, 10/15/24(1)	6,990	7,137
2019-3A, D 144A 3.040%, 4/15/25(1)	4,340	4,487
2020-N1A, D 144A 3.430%, 1/15/26(1)	11,730	12,227
2020-P1, C 1.320%, 11/9/26	2,250	2,245
2021-N1, C 1.300%, 1/10/28	8,500	8,573
2021-N2, C 1.070%, 3/10/28	6,055	6,070
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(1)	7,910	8,023
2020-1A, E 144A 4.430%, 2/12/27(1)	2,415	2,480
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,473
2020-A, C 144A 2.540%, 12/15/25(1)	4,200	4,268
2020-C, C 144A 1.710%, 8/17/26(1)	3,995	4,059
2021-A, B 144A 0.610%, 2/18/25(1)	5,110	5,116
2021-A, C 144A 0.830%, 9/15/26(1)	6,500	6,495
Credit Acceptance Auto Loan Trust
2018-2A, B 144A 3.940%, 7/15/27(1)	1,214	1,216
2019-1A, A 144A 3.330%, 2/15/28(1)	1,679	1,692
2019-3A, B 144A 2.860%, 1/16/29(1)	10,550	10,924
2020-1A, B 144A 2.390%, 4/16/29(1)	4,650	4,776
2020-3A, B 144A 1.770%, 12/17/29(1)	11,195	11,367

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2021-2A, A 144A 0.960%, 2/15/30(1)	$7,715	$7,720
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(1)	5,185	5,187
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	13,505	13,844
2019-3, C 2.900%, 8/15/25	8,240	8,394
2019-4, C 2.510%, 11/17/25	6,410	6,502
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(1)	2,725	2,748
2019-2A, B 144A 2.990%, 4/17/23(1)	598	599
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,704
2019-4A, C 144A 2.730%, 7/15/25(1)	13,370	13,624
2021-1A, D 144A 1.160%, 11/16/26(1)	3,930	3,915
2021-1A, E 144A 2.380%, 1/18/28(1)	2,000	1,990
2021-2A, C 144A 1.100%, 2/16/27(1)	5,985	6,004
2021-2A, D 144A 1.500%, 2/16/27(1)	4,350	4,372
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(1)	2,430	2,507
2018-3A, C 144A 3.710%, 6/15/23(1)	775	777
2018-4A, D 144A 4.350%, 9/16/24(1)	13,444	13,868
2019-1A, D 144A 4.130%, 12/16/24(1)	14,555	15,044
2019-2A, C 144A 3.300%, 3/15/24(1)	5,813	5,876
2019-2A, E 144A 4.680%, 5/15/26(1)	16,905	17,869
2019-3A, C 144A 2.790%, 5/15/24(1)	4,580	4,638
2019-4A, C 144A 2.440%, 9/16/24(1)	5,020	5,086
2020-1A, D 144A 2.730%, 12/15/25(1)	8,775	9,017
2021-1A, C 0.740%, 1/15/26	9,100	9,094
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	7,689	7,751
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	2,057	2,069
2019-1A, C 144A 3.260%, 3/17/25(1)	4,690	4,803
2021-1A, C 144A 1.170%, 3/15/27(1)	3,000	2,998
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,438
	Par Value	Value

Automobiles—continued
2020-1, C 144A 2.240%, 1/15/26(1)	$13,865	$14,248
2020-3, C 144A 1.730%, 9/15/26(1)	3,490	3,554
2020-4, C 144A 1.280%, 2/16/27(1)	5,284	5,310
2021-1, C 144A 0.910%, 3/15/27(1)	2,930	2,907
Foursight Capital Automobile Receivables Trust
2018-1, D 144A 4.190%, 11/15/23(1)	1,630	1,658
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,808
GLS Auto Receivables Issuer Trust
2019-2A, A 144A 3.060%, 4/17/23(1)	47	47
2019-2A, B 144A 3.320%, 3/15/24(1)	12,130	12,298
2019-3A, B 144A 2.720%, 6/17/24(1)	3,495	3,556
2019-3A, D 144A 3.840%, 5/15/26(1)	3,000	3,095
2019-4A, B 144A 2.780%, 9/16/24(1)	9,835	10,036
2019-4A, C 144A 3.060%, 8/15/25(1)	14,775	15,307
2019-4A, D 144A 4.090%, 8/17/26(1)	3,500	3,648
2020-2A, B 144A 3.160%, 6/16/25(1)	2,560	2,655
2020-3A, D 144A 2.270%, 5/15/26(1)	11,735	12,024
2020-3A, E 144A 4.310%, 7/15/27(1)	18,060	18,944
2020-4A, C 144A 1.140%, 11/17/25(1)	6,955	6,987
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	14	14
2018-1A, B 144A 3.520%, 8/15/23(1)	8,015	8,081
2018-3A, B 144A 3.780%, 8/15/23(1)	992	999
2018-3A, C 144A 4.180%, 7/15/24(1)	4,740	4,877
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	2,188	2,197
2016-4A, A 144A 2.650%, 7/25/22(1)	864	867
2018-1A, A 144A 3.290%, 2/25/24(1)	615	617
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)	20,130	20,177
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	3,955	3,964
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,569
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	11,985

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	$1,739	$1,742
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,901
2019-1A, D 144A 3.010%, 8/15/25(1)	7,060	7,236
2020-1A, C 144A 1.310%, 11/16/26(1)	10,295	10,386
Santander Drive Auto Receivables Trust
2018-2, C 3.350%, 7/17/23	897	898
2020-4, C 1.010%, 1/15/26	7,500	7,543
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	10,125	10,335
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	4,492	4,497
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(1)	1,495	1,498
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,260
2020-A, C 144A 1.680%, 2/20/24(1)	3,045	3,089
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	10,470	10,646
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	13,576	13,663
2019-1, E 144A 4.290%, 8/12/24(1)	4,605	4,662
2020-1, C 144A 2.150%, 2/10/25(1)	3,990	4,029
2021-1, C 144A 0.840%, 6/10/26(1)	6,280	6,275
2021-1, D 144A 1.140%, 6/10/26(1)	10,160	10,166
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	5,018	5,053
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	16,200	16,488
2020-1A, C 144A 5.940%, 8/15/24(1)	3,338	3,493
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(1)	4,235	4,226
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	17,745	17,886
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	6,443	6,499
2018-3A, C 144A 3.610%, 10/16/23(1)	306	307
2018-3A, D 144A 4.000%, 10/16/23(1)	10,900	11,083
2020-2A, C 144A 2.010%, 7/15/25(1)	10,355	10,551
2020-3A, C 144A 1.240%, 11/17/25(1)	11,365	11,470
		847,399

	Par Value	Value

Consumer Loans—0.6%
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	$2,961	$2,957
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	8,000	8,218
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	2,233	2,249
Marlette Funding Trust
2019-4A, A 144A 2.390%, 12/17/29(1)	1,628	1,637
2021-1A, B 144A 1.000%, 6/16/31(1)	1,460	1,462
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(1)	9,015	9,041
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	283	283
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	2,610	2,607
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	6,835	6,957
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(1)	647	651
2020-3, A 144A 1.702%, 11/20/30(1)	4,968	4,997
		41,059

Credit Card—0.8%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	25,795	26,076
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(1)	10,425	10,497
2021-AA, A 144A 1.200%, 12/21/26(1)	9,020	8,996
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	5,470	5,487
		51,056

Equipment—0.7%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	2,122	2,197
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	8,410	8,491
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	4,575	4,583
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	9,200	9,270
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(1)	5,620	5,700
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	3,635	3,671
2020-1, A 144A 1.370%, 11/17/25(1)	10,986	11,039
		44,951

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Other—9.5%
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(1)	$1,830	$1,828
2021-1A, C 144A 1.750%, 6/21/27(1)	4,945	4,940
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	7	7
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	4,131	4,243
2019-A, A 144A 3.140%, 7/16/40(1)	8,023	8,242
2019-A, C 144A 4.010%, 7/16/40(1)	22,210	23,420
2020-AA, D 144A 7.150%, 7/17/46(1)	7,435	7,749
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	14,818	15,483
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	3,385	3,437
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	3,900	3,939
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	3,554	3,559
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	9,437	9,433
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	3,279	3,359
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	8,042	8,271
2020-1A, A 144A 2.981%, 11/15/35(1)	4,394	4,474
2021-1A, A 144A 2.162%, 4/15/36(1)	4,659	4,695
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	1,060	1,061
2015-A, A 144A 2.880%, 5/2/30(1)	1,272	1,288
2017-A, A 144A 2.950%, 10/4/32(1)	5,586	5,705
2020-A, B 144A 2.490%, 2/28/36(1)	5,723	5,752
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	8,620	8,856
2021-1, C 144A 0.840%, 6/14/27(1)	1,415	1,409
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	7,018	7,075
Consumer Loan Underlying Bond CLUB Credit Trust
2019-P2, A 144A 2.470%, 10/15/26(1)	441	442
2019-P2, B 144A 2.830%, 10/15/26(1)	5,250	5,294
2020-P1, B 144A 2.920%, 3/15/28(1)	4,000	4,058
	Par Value	Value

Other—continued
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	$2,477	$2,507
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	4,703	4,724
2020-1, B 144A 1.920%, 11/15/27(1)	1,525	1,536
2020-1, D 144A 7.210%, 2/15/28(1)	6,258	6,299
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	2,449	2,489
2018-1, B 144A 4.190%, 1/21/31(1)	2,284	2,379
2019-1A, B 144A 3.530%, 2/20/32(1)	4,137	4,273
2021-1A, A 144A 1.510%, 11/21/33(1)	3,418	3,431
2021-1A, B 144A 2.050%, 11/21/33(1)	1,532	1,546
Drug Royalty III LP 1 2017-1A, A1 (3 month LIBOR + 2.500%, Cap N/A, Floor 2.500%) 144A 2.741%, 4/15/27(1)(5)	188	188
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	11,870	11,914
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	100	101
2017-1A, A 144A 3.300%, 7/15/33(1)	2,472	2,508
2019-1A, A 144A 3.860%, 11/15/34(1)	3,182	3,286
2021-1A, A 144A 1.270%, 5/15/41(1)	17,698	17,720
FREED ABS Trust
2018-2, B 144A 4.610%, 10/20/25(1)	6,662	6,699
2019-1, B 144A 3.870%, 6/18/26(1)	1,125	1,133
2019-2, B 144A 3.190%, 11/18/26(1)	7,320	7,405
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	5,390	5,396
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	9,213	9,319
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	859	870
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 1.195%, 1/20/33(1)(5)	18,315	18,304
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	17,378	18,389
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	1,840	1,884
2018-AA, A 144A 3.540%, 2/25/32(1)	3,431	3,608
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	3,169	3,293
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	20,230	21,665

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)	$8,445	$8,535
2019-1A, A 144A 3.000%, 12/20/27(1)	8,835	9,031
2021-1A, A 144A 1.900%, 11/20/31(1)	7,815	7,885
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	12,170	12,200
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	7,255	7,437
2020-AA, A 144A 2.190%, 8/21/34(1)	1,954	1,987
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	665	667
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(1)	2,278	2,275
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	1,101	1,112
2019-1A, A 144A 2.890%, 11/20/36(1)	3,783	3,887
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	9,145	9,350
Oasis LLC
2020-1A, A 144A 3.820%, 1/15/32(1)	3,176	3,190
2020-2A, A 144A 4.262%, 5/15/32(1)	1,582	1,595
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	4,161	4,170
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	4,097	4,133
2019-1A, B 144A 3.770%, 7/22/24(1)	5,000	5,141
2019-1A, C 144A 4.740%, 6/20/25(1)	17,822	18,630
2020-1A, A 144A 1.710%, 2/20/25(1)	11,817	11,919
2021-1A, A 144A 0.930%, 3/22/27(1)	10,914	10,920
2021-1A, B 144A 1.530%, 4/20/27(1)	3,700	3,707
OnDeck Asset Securitization Trust III LLC 2021-1A, A 144A 1.590%, 5/17/27(1)	7,000	7,040
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	15,778	15,828
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(1)	6,795	6,768
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	1,051	1,057
2018-A, A 144A 3.100%, 11/8/30(1)	1,974	2,032
2019-A, B 144A 3.360%, 4/9/38(1)	7,075	7,301
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap 11.00%, Floor 0.900%) 144A 1.055%, 4/20/29(1)(5)	3,360	3,357
	Par Value	Value

Other—continued
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	$13,912	$14,512
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(1)	12,425	12,423
2021-A, B 144A 1.920%, 10/15/25(1)	5,465	5,463
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(1)	1,464	1,481
2018-2A, A 144A 3.500%, 6/20/35(1)	1,909	1,972
2019-1A, B 144A 3.420%, 1/20/36(1)	1,784	1,846
2019-2A, B 144A 2.820%, 5/20/36(1)	6,223	6,369
2020-2A, B 144A 2.320%, 7/20/37(1)	4,903	4,982
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	174	174
2020-A, A 144A 2.620%, 12/15/26(1)	956	959
SoFi Consumer Loan Program LLC 2017-5, A2 144A 2.780%, 9/25/26(1)	570	571
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(5)	1,515	1,542
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	15,968	16,612
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(1)	5,100	5,072
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	1,642	1,686
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	6,635	6,709
Upstart Securitization Trust
2019-2, A 144A 2.897%, 9/20/29(1)	490	491
2019-2, B 144A 3.734%, 9/20/29(1)	7,487	7,593
2021-1, A 144A 0.870%, 3/20/31(1)	1,231	1,233
2021-2, B 144A 1.750%, 6/20/31(1)	7,140	7,140
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	1,488	1,492
2017-A, A 144A 2.330%, 3/20/35(1)	3,120	3,189
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(1)	4,298	4,407
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	2,013	2,039
2020-1A, A 144A 2.713%, 3/20/34(1)	3,149	3,216
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	16,595	16,887
		612,099

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Student Loan—0.3%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(1)	$6,419	$6,580
2020-1, A 144A 1.690%, 10/25/51(1)	4,210	4,206
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	735	738
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	1,592	1,615
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	4,849	4,840
		17,979

Total Asset-Backed Securities (Identified Cost $1,590,602)		1,614,543

Corporate Bonds and Notes—26.2%
Communication Services—2.6%
Altice France S.A.
144A 7.375%, 5/1/26(1)	5,065	5,267
144A 5.125%, 7/15/29(1)	5,660	5,688
AT&T, Inc. (3 month LIBOR + 0.890%) 1.044%, 2/15/23(5)	8,918	9,020
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	185	194
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	3,265	3,347
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	7,330	7,885
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	4,545	2,943
144A 6.625%, 8/15/27(1)(2)	4,370	2,146
DISH DBS Corp.
5.000%, 3/15/23	6,445	6,746
7.750%, 7/1/26	5,230	5,923
iHeartCommunications, Inc. 8.375%, 5/1/27	213	228
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	5,835	6,056
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	3,005	3,129
144A 4.750%, 10/15/27(1)	9,355	9,694
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	1,425	1,475
144A 6.500%, 9/15/28(1)	4,645	4,880
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,565	3,659
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	1,247	1,254
144A 4.738%, 3/20/25(1)	7,697	8,258
Telesat Canada
144A 5.625%, 12/6/26(1)	550	552
144A 6.500%, 10/15/27(1)	9,635	9,177
T-Mobile USA, Inc.
1.500%, 2/15/26	6,072	6,119
2.050%, 2/15/28	5,892	5,982
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	5,505	5,923
	Par Value	Value

Communication Services—continued
Twitter, Inc. 144A 3.875%, 12/15/27(1)	$8,270	$8,787
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	5,330	5,775
Verizon Communications, Inc.
1.450%, 3/20/26	10,712	10,803
2.100%, 3/22/28	8,062	8,231
(3 month LIBOR + 1.100%) 1.256%, 5/15/25(5)	16,061	16,564
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	3,100	3,235
		168,940

Consumer Discretionary—1.8%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	6,060	6,154
American Axle & Manufacturing, Inc.
6.250%, 4/1/25	6,440	6,652
6.500%, 4/1/27(2)	2,965	3,143
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	3,465	3,673
Carnival Corp. 144A 7.625%, 3/1/26(1)	555	603
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	2,870	2,866
Ford Motor Co.
8.500%, 4/21/23	11,400	12,722
9.000%, 4/22/25	1,137	1,402
Goodyear Tire & Rubber Co. (The) 144A 5.000%, 7/15/29(1)	1,350	1,414
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	11,440	12,112
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	4,780	4,888
International Game Technology plc
144A 4.125%, 4/15/26(1)	1,000	1,041
144A 5.250%, 1/15/29(1)	840	901
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)	290	297
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	6,195	6,458
M/I Homes, Inc. 4.950%, 2/1/28	5,890	6,145
Magic Mergeco, Inc. 144A 5.250%, 5/1/28(1)	745	764
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	6,230	6,384
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	6,370	7,087
144A 4.625%, 6/15/25(1)	1,305	1,394
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	6,680	6,997
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	470	477
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(1)	3,385	3,715
144A 4.250%, 7/1/26(1)	340	340
144A 5.500%, 4/1/28(1)	295	309
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	7,150	7,382
144A 8.250%, 3/15/26(1)	5,935	6,365

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$2,885	$2,986
Wynn Macau Ltd. 144A 5.500%, 1/15/26(1)	3,000	3,144
		117,815

Consumer Staples—0.9%
Albertsons Cos., Inc.
5.750%, 3/15/25	1,026	1,049
144A 3.250%, 3/15/26(1)	15,065	15,280
144A 4.625%, 1/15/27(1)	2,830	2,960
Altria Group, Inc. 2.350%, 5/6/25	4,959	5,185
BAT Capital Corp.
4.700%, 4/2/27	11,000	12,430
2.259%, 3/25/28	5,870	5,826
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	2,980	3,002
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	3,120	3,221
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	6,175	6,291
		55,244

Energy—3.9%
Aker BP ASA 144A 2.875%, 1/15/26(1)	9,060	9,543
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	5,910	6,219
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	5,720	6,292
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	14,134
BP Capital Markets plc 4.875% (7)	8,705	9,558
Callon Petroleum Co. 6.125%, 10/1/24	4,327	4,266
Cheniere Energy Partners LP 5.625%, 10/1/26	7,350	7,626
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	9,555	10,081
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	3,050	3,111
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	8,530	8,889
CrownRock LP
144A 5.625%, 10/15/25(1)	5,855	6,060
144A 5.000%, 5/1/29(1)	260	273
Energy Transfer LP 4.200%, 4/15/27	16,025	17,698
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	5,385	5,856
144A 6.500%, 7/1/27(1)	2,620	2,921
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)	4,740	4,953
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(1)	3,000	3,360
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(1)	3,400	3,878
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	9,880	10,884
	Par Value	Value

Energy—continued
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	$9,925	$9,941
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(1)	6,145	6,249
Occidental Petroleum Corp.
5.875%, 9/1/25	6,480	7,209
5.500%, 12/1/25	3,620	4,000
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	6,000	6,375
Petrobras Global Finance B.V.
7.375%, 1/17/27	4,360	5,374
5.999%, 1/27/28	5,125	5,881
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	406
Petroleos Mexicanos
4.625%, 9/21/23	18,695	19,508
6.500%, 3/13/27	20,845	22,002
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	11,580	11,878
Targa Resources Partners LP 5.875%, 4/15/26	5,555	5,834
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	2,867	2,788
Transocean, Inc. 144A 11.500%, 1/30/27(1)	655	700
USA Compression Partners LP 6.875%, 4/1/26	6,910	7,238
		250,985

Financials—7.0%
Ares Capital Corp.
3.250%, 7/15/25	5,975	6,285
2.875%, 6/15/28	9,725	9,871
Athene Global Funding 144A 2.450%, 8/20/27(1)	14,530	14,993
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	15,997
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(4)	6,162	6,398
Banco Internacional del Peru SAA Interbank 144A 3.250%, 10/4/26(1)	5,500	5,620
Banco Santander Chile 144A 2.700%, 1/10/25(1)	4,800	5,011
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	9,510	10,790
Bank of America Corp.
1.734%, 7/22/27	19,345	19,494
(3 month LIBOR + 0.770%) 0.946%, 2/5/26(5)	11,312	11,463
(3 month LIBOR + 1.000%) 1.176%, 4/24/23(5)	14,445	14,550
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	10,591
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	755	793
Capital One Financial Corp. 3.750%, 7/28/26	6,325	6,977
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,788

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Series H 4.000%(7)	$8,541	$8,737
Citadel LP 144A 4.875%, 1/15/27(1)	6,370	6,882
Citigroup, Inc.
3.200%, 10/21/26	24,642	26,694
(3 month LIBOR + 1.430%) 1.565%, 9/1/23(5)	7,115	7,215
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	3,197	3,509
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	5,657	5,682
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	3,465	3,481
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	16,479
F&G Global Funding 144A 1.750%, 6/30/26(1)	13,125	13,179
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	27,182
3.850%, 1/26/27	21,430	23,614
Icahn Enterprises LP 6.250%, 5/15/26	10,030	10,642
ICAHN Enterprises LP 4.750%, 9/15/24	12,395	12,953
Industrial & Commercial Bank of China Ltd. 2.957%, 11/8/22	9,450	9,723
JPMorgan Chase & Co. 1.578%, 4/22/27	19,090	19,189
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	13,000	12,982
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.228%, 4/20/67(5)	12,860	10,947
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,356
Navient Corp. 5.875%, 10/25/24	8,642	9,322
OneMain Finance Corp.
6.875%, 3/15/25	8,580	9,683
7.125%, 3/15/26	2,695	3,139
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	14,782
Santander Holdings USA, Inc. 3.244%, 10/5/26	13,830	14,772
Spirit Realty LP
4.450%, 9/15/26	6,686	7,456
2.100%, 3/15/28	5,295	5,273
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	6,360	6,608
Wells Fargo & Co. 4.100%, 6/3/26	8,375	9,405
		448,507

Health Care—1.4%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	7,255
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	8,250	8,456
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	2,910	3,077
	Par Value	Value

Health Care—continued
144A 6.125%, 4/1/30(1)	$1,280	$1,299
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5,270	5,616
144A 4.375%, 2/15/27(1)	6,170	6,244
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	2,154
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)	975	1,056
Royalty Pharma plc
144A 1.200%, 9/2/25(1)	2,749	2,724
144A 1.750%, 9/2/27(1)	11,909	11,721
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,414
144A 4.875%, 1/1/26(1)	8,215	8,521
144A 5.125%, 11/1/27(1)	2,750	2,884
144A 7.500%, 4/1/25(1)	915	988
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	800	848
3.150%, 10/1/26	6,295	5,988
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	12,770	14,067
		87,312

Industrials—1.5%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	12,593	13,933
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	7,985	8,466
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	1,205	1,276
144A 5.750%, 4/20/29(1)	590	638
Ashtead Capital, Inc. 144A 5.250%, 8/1/26(1)	12,525	13,058
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	9,447	9,898
Boeing Co. (The)
2.350%, 10/30/21	5,740	5,776
4.875%, 5/1/25	4,191	4,696
GFL Environmental, Inc. 144A 4.000%, 8/1/28(1)	3,280	3,240
Navistar International Corp. 144A 6.625%, 11/1/25(1)	6,040	6,240
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	11,835	12,575
Stanley Black & Decker, Inc. 4.000%, 3/15/60	16,812	17,887
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	515	533
144A 4.625%, 4/15/29(1)	515	533
		98,749

Information Technology—2.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	5,350	5,631
Broadcom, Inc.
3.150%, 11/15/25	15,630	16,752
144A 1.950%, 2/15/28(1)	8,066	8,062
Dell International LLC 4.900%, 10/1/26	6,420	7,409
Elastic N.V. 144A 4.125%, 7/15/29(1)	1,415	1,415

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Flex Ltd. 3.750%, 2/1/26	$11,130	$12,172
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	1,120	1,163
Leidos, Inc. 3.625%, 5/15/25	10,350	11,247
NCR Corp. 144A 5.125%, 4/15/29(1)	5,400	5,569
Open Text Corp. 144A 3.875%, 2/15/28(1)	10,905	11,055
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	12,305	12,138
Square, Inc. 144A 2.750%, 6/1/26(1)	8,735	8,888
Viasat, Inc. 144A 5.625%, 9/15/25(1)	10,250	10,445
Vontier Corp.
144A 1.800%, 4/1/26(1)	5,276	5,240
144A 2.400%, 4/1/28(1)	6,156	6,115
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	7,600	8,023
		131,324

Materials—1.9%
Anglo American Capital plc 144A 2.250%, 3/17/28(1)	12,820	12,962
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(1)	12,065	12,306
Avient Corp. 144A 5.750%, 5/15/25(1)	11,748	12,403
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	10,546
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	7,105	7,601
Cleveland-Cliffs, Inc.
144A 6.750%, 3/15/26(1)	2,585	2,788
144A 4.625%, 3/1/29(1)	3,215	3,383
CVR Partners LP 144A 6.125%, 6/15/28(1)	165	169
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	14,745	14,912
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(1)	7,666	7,625
144A 1.832%, 10/15/27(1)	8,106	8,083
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	3,110	3,048
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	8,367
OCP SA
144A 5.625%, 4/25/24(1)	3,065	3,366
RegS 5.625%, 4/25/24(4)	2,800	3,075
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	11,513	11,398
		122,032

Real Estate—1.6%
GLP Capital LP
5.250%, 6/1/25	13,175	14,830
5.750%, 6/1/28	1,863	2,217
5.300%, 1/15/29	2,731	3,182
	Par Value	Value

Real Estate—continued
iStar, Inc. 4.250%, 8/1/25	$9,325	$9,593
Office Properties Income Trust
4.150%, 2/1/22	18,910	19,203
4.000%, 7/15/22	7,345	7,584
2.650%, 6/15/26	5,087	5,161
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	11,753
Service Properties Trust
4.500%, 6/15/23	10,780	11,050
4.350%, 10/1/24	9,585	9,652
Uniti Group LP
144A 7.125%, 12/15/24(1)	2,910	3,008
144A 7.875%, 2/15/25(1)	5,455	5,844
		103,077

Utilities—1.6%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	15,962
DPL, Inc. 4.125%, 7/1/25	1,591	1,707
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	10,350	10,919
Ferrellgas LP 144A 5.375%, 4/1/26(1)	3,050	3,023
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	14,667	15,624
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.531%, 11/15/21(5)	15,708	15,740
Puget Energy, Inc. 144A 2.379%, 6/15/28(1)	9,794	9,894
Southern Co. (The) Series A 3.750%, 9/15/51	13,578	13,665
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	19,129
		105,663

Total Corporate Bonds and Notes (Identified Cost $1,639,076)		1,689,648

Leveraged Loans(5)—14.9%
Aerospace—0.8%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	10,340	10,772
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(5)	9,240	9,189
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	8,790	9,381
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(5)	11,028	10,864
Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(5)	6,513	6,412
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(5)	1,965	1,989
		48,607

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—0.7%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(5)	$3,469	$3,462
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.104%, 4/1/24(5)	9,889	9,771
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(5)	8,055	8,027
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843% - 5.000%, 10/1/25(5)	14,207	14,092
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.604%, 5/3/28(5)	10,310	10,226
		45,578

Consumer Durables—0.2%
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(5)	5,571	5,557
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27(5)	6,617	6,625
		12,182

Consumer Non-Durables—0.2%
HLF Financing SaRL LLC Tranche B (1 month LIBOR + 2.500%) 2.604%, 8/18/25	2,970	2,950
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%, 12/22/26	7,930	7,867
SRAM LLC (1 month LIBOR + 2.750%) 3.250%, 5/18/28(5)	4,989	4,964
		15,781

Energy—0.1%
DT Midstream, Inc. (3 month LIBOR + 2.000%) 0.000%, 6/12/28(5)(8)	3,620	3,623
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(3)(6)	66	—
		3,623

Financial—0.8%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.000%) 3.104%, 11/3/23	4,562	4,536
Tranche B-8 (1 month LIBOR + 3.250%) 3.354%, 12/23/26	5,973	5,902
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27(5)	17,278	17,264
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.104%, 6/16/25	3,947	3,898
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(5)	13,072	12,928
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 1.897%, 10/6/23(5)	5,775	5,767
	Par Value	Value

Financial—continued
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(5)(8)	$1,205	$1,208
		51,503

Food / Tobacco—1.0%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.854%, 3/11/25	1,909	1,886
Tranche B-4 (1 month LIBOR + 1.750%) 1.854%, 1/15/27(5)	3,446	3,402
Tranche B-5 (1 month LIBOR + 2.500%) 2.604%, 4/6/28	5,297	5,268
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(5)	6,711	6,720
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/25/27(5)	3,285	3,291
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.354%, 1/29/27	12,103	11,912
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.000%, 8/3/25(5)	8,797	8,753
JBS USA Lux S.A. (1 month LIBOR + 2.000%) 2.104%, 5/1/26(5)	9,352	9,318
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(5)	6,439	6,441
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(5)	9,495	9,482
		66,473

Forest Prod / Containers—0.5%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 1.827%, 7/1/26(5)	8,651	8,580
BWay Holding Co. (1 month LIBOR + 3.250%) 3.354%, 4/3/24(5)	8,312	8,105
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 3.750%, 8/4/27(5)	6,479	6,470
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 2.854%, 2/6/23(5)	9,500	9,476
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(5)	2,615	2,502
		35,133

Gaming / Leisure—1.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(5)	1,583	1,585
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.338%, 9/15/23	6,069	6,059
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(5)	9,005	8,924

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(5)	$1,584	$1,620
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.000%, 4/18/24(5)	9,456	9,373
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(5)(8)	2,730	2,731
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.842%, 6/22/26(5)	12,796	12,682
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(5)	9,528	9,149
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(5)	7,461	7,423
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 0.000%, 11/1/26(5)(8)	2,550	2,553
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(5)	4,178	4,146
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.854%, 7/8/24(5)	9,148	9,132
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(5)	3,150	3,111
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26(5)	8,241	8,227
		86,715

Healthcare—1.4%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 2.875%, 1/4/26	3,990	3,965
(1 month LIBOR + 2.750%) 3.500%, 1/5/26(5)	2,045	2,040
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.843%, 11/27/25	1,582	1,570
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(5)	5,015	4,992
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	1,654	1,655
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.500%, 3/1/24(5)	8,066	8,055
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.842%, 8/1/27(5)	8,524	8,390
HCA, Inc. (3 month LIBOR + 1.750%) 0.000%, 6/23/28(5)(8)	1,460	1,463
Horizon Therapeutics USA, Inc Tranche B-2 (1 month LIBOR + 2.000%) 2.500%, 3/15/28	9,446	9,378
ICON Luxembourg S.a.r.l.
Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/16/28(5)(8)	2,197	2,201
Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 6/16/28(5)(8)	548	548
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.897%, 6/11/25(5)	7,558	7,506
	Par Value	Value

Healthcare—continued
Jazz Financing Lux S.a.r.l. (1 month LIBOR + 3.500%) 4.000%, 5/5/28	$4,835	$4,849
Parexel International Corp. (3 month LIBOR + 2.750%) 2.854%, 9/27/24(5)	9,955	9,894
Phoenix Guarantor, Inc. Tranche B3 (1 month LIBOR + 3.500%) 3.573%, 3/5/26(5)	7,224	7,178
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28(5)	9,342	9,325
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.360%, 3/6/25	6,265	6,198
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(5)	2,650	2,638
		91,845

Housing—0.7%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(5)	9,455	9,445
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24	9,938	9,924
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(5)(8)	11,885	11,785
SRS Distribution, Inc. 2021 (1 month LIBOR + 3.750%) 4.250%, 6/4/28	3,390	3,386
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.093%, 11/21/24(5)	9,539	9,500
		44,040

Information Technology—1.2%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 9/19/24	14,515	14,477
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.854%, 10/2/25(5)	5,530	5,496
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25(5)	12,981	12,975
RealPage, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 4/24/28(5)	5,525	5,506
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.854%, 4/16/25	2,163	2,136
Tranche B-4 (1 month LIBOR + 1.750%) 1.854%, 4/16/25	1,644	1,623
Tranche B-5 (1 month LIBOR + 1.750%) 1.854%, 4/16/25	9,303	9,191
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(5)	14,034	14,042
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(5)	235	239

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.836%, 3/2/27	$11,125	$11,049
		76,734

Manufacturing—1.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(5)	9,498	9,506
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(5)	7,806	7,818
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(5)	12,437	12,405
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 3/1/27(5)	7,041	6,955
NCR Corp. (3 month LIBOR + 2.500%) 2.690%, 8/28/26(5)	7,897	7,798
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/10/27(5)	6,224	6,224
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.104%, 10/1/25(5)	5,967	5,895
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.167%, 3/28/25	6,299	6,184
		62,785

Media / Telecom - Broadcasting—0.4%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26(5)	3,606	2,159
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.592%, 9/18/26(5)	10,956	10,926
Sinclair Television Group, Inc. Tranche B-3 (1 month LIBOR + 3.000%) 3.110%, 4/1/28	6,734	6,667
Univision Communications, Inc. 2017 (3 month LIBOR + 2.750%) 0.000%, 3/15/24(8)	6,625	6,613
		26,365

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.860%, 2/1/27(5)	9,308	9,238
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.323%, 7/17/25(5)	4,355	4,290
2018 (1 month LIBOR + 2.250%) 2.323%, 1/15/26(5)	7,165	7,055
2019 (1 month LIBOR + 2.500%) 2.573%, 4/15/27(5)	3,917	3,876
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(5)	1,087	1,087
Virgin Media Bristol LLC Tranche Q (3 month LIBOR + 3.250%) 3.353%, 1/31/29(5)	9,320	9,306
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.573%, 4/30/28(5)	$3,145	$3,110
		37,962

Media / Telecom - Diversified Media—0.3%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.686%, 8/21/26	6,357	6,201
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(5)	9,965	9,895
		16,096

Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(5)	9,398	9,264
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(5)	3,784	3,789
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.854%, 3/1/27(5)	9,084	8,939
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.104%, 3/9/27	7,982	7,893
		29,885

Metals / Minerals—0.0%
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.500%, 5/18/28(5)	1,590	1,587
Retail—0.3%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27(5)	9,025	9,019
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(5)	6,780	6,805
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	6,040	6,041
		21,865

Service—1.9%
Adtalem Global Education, Inc. Tranche B, First Lien (3 month LIBOR + 4.500%) 0.000%, 2/14/28	6,570	6,552
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(5)	5,646	5,620
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(5)	2,635	2,642
Asplundh Tree Expert, LLC 2021 (3 month LIBOR + 1.750%) 0.000%, 9/7/27(8)	9,775	9,737
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(5)	9,259	9,211

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
GFL Environmental, Inc. 2020 (1 month LIBOR + 3.000%) 3.500%, 5/30/25(5)	$8,324	$8,325
Hertz Corp. (The)
Tranche B (3 month LIBOR + 3.500%) 0.000%, 6/30/28(5)(8)	2,291	2,288
Tranche C (3 month LIBOR + 3.500%) 0.000%, 6/30/28(5)(8)	432	431
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(5)	8,178	8,121
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(5)	8,039	8,055
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(5)	12,286	12,254
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(5)	12,948	12,915
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.854%, 9/3/26(5)	12,907	12,879
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(5)(8)	5,319	5,305
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.854%, 11/16/26	10,860	10,780
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(5)	5,022	4,982
		120,097

Transportation - Automotive—0.1%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.354%, 4/30/26	6,315	6,252
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(5)	1,456	1,459
		7,711

Transportation - Land Transportation—0.2%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 2.147%, 12/30/26(5)	9,746	9,675
Utility—0.7%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	4,137	4,128
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(5)	13,941	13,798
Calpine Corp.
2019 (1 month LIBOR + 2.000%) 2.110%, 4/5/26(5)	9,653	9,521
2020 (1 month LIBOR + 2.500%) 2.610%, 12/16/27(5)	1,906	1,892
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(5)	1,920	1,893
	Par Value	Value

Utility—continued
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.850%, 12/31/25	$16,786	$16,660
		47,892

Total Leveraged Loans (Identified Cost $961,311)		960,134

	Shares
Preferred Stocks—0.4%
Financials—0.3%
Bank of New York Mellon Corp. (The) Series E, 3.554%	12,070(9)	12,158
JPMorgan Chase & Co. Series Z, 3.976%	3,985(9)	3,995
JPMorgan Chase & Co. Series HH, 4.600%	4,159(9)	4,310
		20,463

Industrials—0.1%
General Electric Co. Series D, 3.449%(5)	6,235(9)	6,110
Total Preferred Stocks (Identified Cost $26,162)		26,573

Common Stock—0.0%
Energy—0.0%
Frontera Energy Corp.(10)	148,014	918
Total Common Stock (Identified Cost $2,594)		918

Exchange-Traded Fund—0.5%
VanEck Vectors High Yield Muni ETF(11)	510,900	32,498
Total Exchange-Traded Fund (Identified Cost $32,008)		32,498

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(10)	98,789	116
Total Rights (Identified Cost $84)		116

Total Long-Term Investments—99.5% (Identified Cost $6,349,966)		6,422,540

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	66,321,718	66,322
Total Short-Term Investment (Identified Cost $66,322)		66,322

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	20,241,296	$20,241
Total Securities Lending Collateral (Identified Cost $20,241)		20,241

TOTAL INVESTMENTS—100.8% (Identified Cost $6,436,529)		$6,509,103
Other assets and liabilities, net—(0.8)%		(49,899)
NET ASSETS—100.0%		$6,459,204

Abbreviations:
ABS	Asset-Backed Securities
CBO	Collateralized Bond Obligation
CLO	Collateralized Loan Obligation
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SBA	Small Business Administration
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $4,202,933 or 65.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Canada	1
Indonesia	1
Mexico	1
Netherlands	1
United Kingdom	1
Cayman Islands	1
Other	5
Total	100%
† % of total investments as of June 30, 2021.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,614,543	$—	$1,614,543	$—
Corporate Bonds and Notes	1,689,648	—	1,689,648	—
Foreign Government Securities	280,696	—	280,696	—
Leveraged Loans	960,134	—	960,134	—(1)
Mortgage-Backed Securities	1,761,665	—	1,742,686	18,979
Municipal Bond	4,564	—	4,564	—
U.S. Government Securities	51,185	—	51,185	—
Equity Securities:
Preferred Stocks	26,573	—	26,573	—
Common Stock	918	918	—	—
Rights	116	—	—	116
Securities Lending Collateral	20,241	20,241	—	—
Exchange-Traded Fund	32,498	32,498	—	—
Money Market Mutual Fund	66,322	66,322	—	—
Total Investments	$6,509,103	$119,979	$6,370,029	$19,095

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $116 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.